Note 10 - Commitments, Contingencies and Guarantees (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	Less than 1 year	1 – 3 years	3 – 5 years	Greater than 5 years	Total

Operating leases	$440	$915	$706	$-	$2,061